Group Information (Tables)	12 Months Ended
Dec. 31, 2023
Group Information [Abstract]
Schedule of Interim Condensed Consolidated Financial Statements	The consolidated financial statements of the Group include:
			% equity interest
Name	Principal activities	Place of incorporation/ registration	December 31, 2023	December 31, 2022
Rococo	Investment holding	BVI	100%	100%
Rosenkavalier	Investment holding	BVI	100%	100%
Gauguin	Investment holding	Hong Kong	100%	100%
Degas	Investment holding	Hong Kong	100%	100%
Kuke International	Investment holding	PRC	100%	100%
Beijing Lecheng	Investment holding	PRC	100%	100%
Naxos China	Distribution of commercial copyrights	PRC	51%	51%
Music Education	Investment holding	PRC	100%	100%
Kuke Fangyue	Dormant	PRC	60%	60%
Kuke Xingkong	Dormant	PRC	90%	90%
Kuke Linhui	Dormant	PRC	90%	90%
Fuzhou Kuke	Dormant	PRC	80%	80%
Tianjin Kuke	Dormant	PRC	96%	96%
Shijiazhuang Kuke	Dormant	PRC	96%	96%
Music Culture	Provide music equipment sales	PRC	51%	51%
Hemule Cultural	Dormant	PRC	100%	100%

Schedule of Direct or Indirect Interests in Subsidiaries	VIE of the Group include:
			% beneficial interest
Name	Principal activities	Place of registration	December 31, 2023	December 31, 2022
Beijing Kuke Music	Distribution of commercial copyrights and provision of music education solutions	PRC	100%	100%
BMF Culture	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances	PRC	100%	100%